PROPERTY, PLANT AND EQUIPMENT - Revaluation (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Revalued amount	$ 1,825,683	$ 1,773,074
Residual Value according to the cost model	1,887,763	1,298,370
Difference	$ (62,080)
Difference		$ 474,704
Land and buildings | Sales Price Per Meter
Disclosure of detailed information about property, plant and equipment [line items]
Reduction on the sales price per meter (as a percent)	5.00%
Reduction of value of the Land and Buildings, net of its tax effect	$ 91,200